Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	448,068,107.39	25,035
Yield Supplement Overcollateralization Amount 09/30/20	18,504,529.44	0
Receivables Balance 09/30/20	466,572,636.83	25,035
Principal Payments	20,633,464.47	749
Defaulted Receivables	691,986.97	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	17,344,232.91	0
Pool Balance at 10/31/20	427,902,952.48	24,250

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.63%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	3,639,498.98	166
Past Due 61-90 days	1,549,636.15	68
Past Due 91-120 days	180,170.78	12
Past Due 121+ days	0.00	0
Total	5,369,305.91	246

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	475,281.36
Aggregate Net Losses/(Gains) - October 2020	216,705.61
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.56%
Prior Net Losses Ratio	0.24%
Second Prior Net Losses Ratio	0.15%
Third Prior Net Losses Ratio	0.33%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	4,920,883.95
Actual Overcollateralization	4,920,883.95
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	47.18

Flow of Funds		$ Amount
Collections		26,511,806.16
Investment Earnings on Cash Accounts		281.69
Servicing Fee(1)		(388,810.53)
Transfer to Collection Account		-
Available Funds		26,123,277.32

Distributions of Available Funds
(1)	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2)	Class A Interest	880,581.17
(3)	Noteholders' First Priority Principal Distributable Amount	-
(4)	Class B Interest	59,345.00
(5)	Noteholders' Second Priority Principal Distributable Amount	2,562,371.68
(6)	Class C Interest	31,436.25
(7)	Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8)	Required Reserve Account	-
(9)	Noteholders' Principal Distributable Amount	4,920,883.95
(10)	Asset Representation Reviewer Amounts (in excess of 1)	-
(11)	Distribution to Certificateholders	1,386,659.27
(12)	Collection Account Redeposits	3,832,000.00

Total Distributions of Available Funds		26,123,277.32

Servicing Fee		388,810.53
Unpaid Servicing Fee		-
Change in amount of the unpaid servicing fee from the prior period		-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 10/15/20	442,915,324.16
Principal Paid	19,933,255.63
Note Balance @ 11/16/20	422,982,068.53

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2
Note Balance @ 10/15/20	54,805,324.16
Principal Paid	19,933,255.63
Note Balance @ 11/16/20	34,872,068.53
Note Factor @ 11/16/20	12.9664864%

Class A-3
Note Balance @ 10/15/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	268,940,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-4
Note Balance @ 10/15/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	81,820,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	24,900,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	12,450,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	971,362.42
Total Principal Paid	19,933,255.63
Total Paid	20,904,618.05

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	120,115.00
Principal Paid	19,933,255.63
Total Paid to A-2 Holders	20,053,370.63

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1730722
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.0725266
Total Distribution Amount	25.2455988

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4466238
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.1178539
Total A-2 Distribution Amount	74.5644777

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	128.55
Noteholders' Third Priority Principal Distributable Amount	624.58
Noteholders' Principal Distributable Amount	246.87

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	2,075,325.29
Investment Earnings	87.89
Investment Earnings Paid	(87.89)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,363,047.30	$2,810,187.05	$3,191,700.29
Number of Extensions	95	107	122
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.58%	0.63%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.